Operating Segment Information - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 Segment
Disclosure of operating segments [line items]
Number of operating segments | Segment		2
Cathez [member]
Disclosure of operating segments [line items]
Revenue from sales	€ 0.1
Corquest Medical Inc [member]
Disclosure of operating segments [line items]
Intellectual property	€ 1.5